Business Combinations (Details) (Textual) (USD $) In Millions, unless otherwise specified		1 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2011 Veredus [Member]	Dec. 31, 2011 Veredus [Member]	Apr. 15, 2011 Veredus [Member]
Business Combinations (Textual) [Abstract]
Purchase consideration paid in cash	$ 11		$ 7
Equity investments, Ownership percentage				41.20%
Increase in ownership percentage after all transactions		63.70%	67.00%
Allocation of goodwill of company's Automotive, Consumer, Computer and Communication Infrastructure ("ACCI") segment				10
Cash amount of increased ownership		$ 1